Cash and deposits with financial institutions	6 Months Ended
Apr. 30, 2022
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Cash and deposits with financial institutions
5.	Cash and deposits with financial institutions

	As at
($ millions)	April 30 2022		January 31 2022		October 31 2021
Cash and non-interest-bearing deposits with financial institutions	$10,643		$10,563		$9,693
Interest-bearing deposits with financial institutions	75,267		88,490		76,630
Total	$85,910	(1)	$99,053	(1)	$86,323	(1)
(1)	Net of allowances of $2 (January 31, 2022 – $1; October 31, 2021 – $1).
The Bank is required to maintain balances with central banks, other regulatory authorities and certain counterparties and these amounted to $5,634 million (January 31, 2022 – $5,162 million; October 31, 2021 – $5,719 million) and are included above.